RIGHT-OF-USE (“ROU”) ASSETS AND LEASE PAYABLE (Details Narrative) - SGD ($)	Dec. 31, 2022	Dec. 31, 2021
Short-Term Debt [Line Items]
Operating lease ROU asset	$ 1,448,000	$ 1,180,000
Secured Floating Rate Bank Loans [Member]
Short-Term Debt [Line Items]
Operating lease ROU asset	$ 676,000	$ 322,000